Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for MSRs
The following table shows the significant valuation assumption ranges for MSRs at December 31, 2023:

	Minimum	Maximum	Weighted- Average(a)
Expected prepayment	7%	23%	10%
Option adjusted spread	4	11	5
(a)Determined based on the relative fair value of the related mortgage loans serviced.
Valuation Assumption Ranges for Derivative Commitments
The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2023:

	Minimum	Maximum	Weighted- Average(a)
Expected loan close rate	17%	99%	74%
Inherent MSR value (basis points per loan)	48	177	97
(a)Determined based on the relative fair value of the related mortgage loans.
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2023
Available-for-sale securities
U.S. Treasury and agencies	$14,787	$4,755	$—	$—	$19,542
Mortgage-backed securities
Residential agency	—	26,078	—	—	26,078
Commercial
Agency	—	7,343	—	—	7,343
Non-agency	—	6	—	—	6
Asset-backed securities	—	6,724	—	—	6,724
Obligations of state and political subdivisions	—	9,989	—	—	9,989
Other	—	24	—	—	24
Total available-for-sale	14,787	54,919	—	—	69,706
Mortgage loans held for sale	—	2,011	—	—	2,011
Mortgage servicing rights	—	—	3,377	—	3,377
Derivative assets	—	5,078	1,453	(3,666)	2,865
Other assets	550	1,991	—	—	2,541
Total	$15,337	$63,999	$4,830	$(3,666)	$80,500
Time deposits	$—	$2,818	$—	$—	$2,818
Derivative liabilities	16	4,955	3,338	(3,720)	4,589
Short-term borrowings and other liabilities(a)	517	1,786	—	—	2,303
Total	$533	$9,559	$3,338	$(3,720)	$9,710
December 31, 2022
Available-for-sale securities
U.S. Treasury and agencies	$13,723	$8,310	$—	$—	$22,033
Mortgage-backed securities
Residential agency	—	29,271	—	—	29,271
Commercial
Agency	—	7,145	—	—	7,145
Non-agency	—	7	—	—	7
Asset-backed securities	—	4,323	—	—	4,323
Obligations of state and political subdivisions	—	10,124	1	—	10,125
Other	—	6	—	—	6
Total available-for-sale	13,723	59,186	1	—	72,910
Mortgage loans held for sale	—	1,849	—	—	1,849
Mortgage servicing rights	—	—	3,755	—	3,755
Derivative assets	9	6,608	1,255	(5,427)	2,445
Other assets	248	1,756	—	—	2,004
Total	$13,980	$69,399	$5,011	$(5,427)	$82,963
Derivative liabilities	$4	$6,241	$4,454	$(4,551)	$6,148
Short-term borrowings and other liabilities(a)	125	1,564	—	—	1,689
Total	$129	$7,805	$4,454	$(4,551)	$7,837
Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $133 million and $104 million at December 31, 2023 and 2022, respectively. The Company recorded a $5 million impairment on these equity investments during 2023, and the cumulative impairment on these equity investments is $5 million at December 31, 2023. The Company has not recorded adjustments for observable price changes on these equity investments during 2023 and 2022, or on a cumulative basis.
(a)Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2023
Available-for-sale securities
Obligations of state and political subdivisions	$1	$—		$—	$—	$—	$(1)	$—		$—	$—	$—
Total available-for-sale	1	—		—	—	—	(1)	—		—	—	—
Mortgage servicing rights	3,755	(316)	(a)	—	5	(440)	—	373	(c)	—	3,377	(316)	(a)
Net derivative assets and liabilities	(3,199)	(2,696)	(b)	—	552	(45)	—	1		3,502	(1,885)	(183)	(d)

2022
Available-for-sale securities
Asset-backed securities	$7	$—		$(3)	$—	$(4)	$—	$—		$—	$—	$—
Obligations of state and political subdivisions	1	—		—	—	—	—	—		—	1	—
Total available-for-sale	8	—		(3)	—	(4)	—	—		—	1	—
Mortgage servicing rights	2,953	311	(a)	—	156	(255)	—	590	(c)	—	3,755	311	(a)
Net derivative assets and liabilities	799	(5,940)	(e)	—	716	(36)	—	11		1,251	(3,199)	(3,538)	(f)

2021
Available-for-sale securities
Asset-backed securities	$7	$—		$1	$—	$—	$(1)	$—		$—	$7	$1
Obligations of state and political subdivisions	1	—		—	—	—	—	—		—	1	—
Total available-for-sale	8	—		1	—	—	(1)	—		—	8	1
Mortgage servicing rights	2,210	(437)	(a)	—	42	2	—	1,136	(c)	—	2,953	(437)	(a)
Net derivative assets and liabilities	2,326	(924)	(g)	—	337	(3)	—	—		(937)	799	(968)	(h)
(a)Included in mortgage banking revenue.
(b)Approximately $182 million, $(2.9) billion and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(c)Represents MSRs capitalized during the period.
(d)Approximately $15 million, $(199) million and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(e)Approximately $(141) million, $(5.6) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(f)Approximately $5 million, $(3.4) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(g)Approximately $666 million, $(1.6) billion and $5 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(h)Approximately $42 million, $(1.0) billion and $5 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
Changes in Fair Value for Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2023
Available-for-sale securities
Obligations of state and political subdivisions	$1	$—		$—	$—	$—	$(1)	$—		$—	$—	$—
Total available-for-sale	1	—		—	—	—	(1)	—		—	—	—
Mortgage servicing rights	3,755	(316)	(a)	—	5	(440)	—	373	(c)	—	3,377	(316)	(a)
Net derivative assets and liabilities	(3,199)	(2,696)	(b)	—	552	(45)	—	1		3,502	(1,885)	(183)	(d)

2022
Available-for-sale securities
Asset-backed securities	$7	$—		$(3)	$—	$(4)	$—	$—		$—	$—	$—
Obligations of state and political subdivisions	1	—		—	—	—	—	—		—	1	—
Total available-for-sale	8	—		(3)	—	(4)	—	—		—	1	—
Mortgage servicing rights	2,953	311	(a)	—	156	(255)	—	590	(c)	—	3,755	311	(a)
Net derivative assets and liabilities	799	(5,940)	(e)	—	716	(36)	—	11		1,251	(3,199)	(3,538)	(f)

2021
Available-for-sale securities
Asset-backed securities	$7	$—		$1	$—	$—	$(1)	$—		$—	$7	$1
Obligations of state and political subdivisions	1	—		—	—	—	—	—		—	1	—
Total available-for-sale	8	—		1	—	—	(1)	—		—	8	1
Mortgage servicing rights	2,210	(437)	(a)	—	42	2	—	1,136	(c)	—	2,953	(437)	(a)
Net derivative assets and liabilities	2,326	(924)	(g)	—	337	(3)	—	—		(937)	799	(968)	(h)
(a)Included in mortgage banking revenue.
(b)Approximately $182 million, $(2.9) billion and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(c)Represents MSRs capitalized during the period.
(d)Approximately $15 million, $(199) million and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(e)Approximately $(141) million, $(5.6) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(f)Approximately $5 million, $(3.4) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(g)Approximately $666 million, $(1.6) billion and $5 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(h)Approximately $42 million, $(1.0) billion and $5 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
Assets Measured at Fair Value on Nonrecurring Basis
The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2023				2022
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$—	$—	$354	$354	$—	$—	$97	$97
Other assets(b)	—	—	27	27	—	—	21	21
(a)Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.
Losses Recognized Related to Nonrecurring Fair Value Measurements
The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Loans(a)	$368	$40	$60
Other assets(b)	32	20	25
(a)Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.
Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity
The following table summarizes the differences between the aggregate fair value carrying amount of the assets and liabilities for which the fair value option has been elected and the aggregate remaining contractual principal balance outstanding as of December 31:

	2023			2022
(Dollars in Millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding
Total loans(a)	$2,011	$1,994	$17	$1,849	$1,848	$1
Time deposits	2,818	2,822	(4)	—	—	—
(a)Includes nonaccrual loans of $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2023 and $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2022. Includes loans 90 days or more past due of $4 million carried at fair value with contractual principal outstanding of $4 million at December 31, 2023 and $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2022.
Estimated Fair Values of Financial Instruments
The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2023					2022
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$61,192	$61,192	$—	$—	$61,192	$53,542	$53,542	$—	$—	$53,542
Federal funds sold and securities purchased under resale agreements	2,543	—	2,543	—	2,543	356	—	356	—	356
Investment securities held-to-maturity	84,045	1,310	72,778	—	74,088	88,740	1,293	76,581	—	77,874
Loans held for sale(a)	190	—	—	190	190	351	—	—	351	351
Loans	366,456	—	—	362,849	362,849	381,277	—	—	368,874	368,874
Other(b)	2,377	—	1,863	514	2,377	2,962	—	2,224	738	2,962
Financial Liabilities
Time deposits(c)	49,455	—	49,607	—	49,607	32,946	—	32,338	—	32,338
Short-term borrowings(d)	12,976	—	12,729	—	12,729	29,527	—	29,145	—	29,145
Long-term debt	51,480	—	49,697	—	49,697	39,829	—	37,622	—	37,622
Other(e)	5,432	—	1,406	4,026	5,432	5,137	—	1,500	3,637	5,137
(a)Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)Includes investments in Federal Reserve Bank and Federal Home Loan Bank stock and tax-advantaged investments.
(c)Excludes time deposits for which the fair value option under applicable accounting guidance was elected.
(d)Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.
(e)Includes operating lease liabilities and liabilities related to tax-advantaged investments.